Summary of Significant Accounting Policies (Details - Cash) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Cash	$ 120,465	$ 1,946,232	$ 2,249	$ 320,402
United Kingdom, Pounds
Cash	2,887	49,127
United States of America, Dollars
Cash	$ 116,577	$ 1,879,166